Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non‑current assets
Goodwill	€ 48,512	€ 48,512
Other intangible assets	58,969	77,984
Property, plant and equipment	385,332	387,727
Investment in joint ventures	4,657	4,657
Other financial assets	2,972	2,178
Other assets	3,238	2,858
Deferred tax assets	36,309	60,955
Total Non-current assets	539,989	584,871
Current assets
Inventories	132,856	114,351
Trade receivables	195,341	190,503
Other financial assets	3,244	5,264
Other assets	29,216	21,985
Income tax receivables	13,655	7,704
Cash and cash equivalents	60,272	73,907
Total Current assets	434,584	413,714
Total Assets	974,573	998,585
Equity
Subscribed capital	59,635	59,635
Treasury shares	(3,415)	(3,415)
Reserves	(39,781)	(47,964)
Profit for the period	66,823	44,626
Total Equity	83,262	52,882
Non-current liabilities
Pension provisions	54,524	54,736
Other provisions	11,126	13,747
Financial liabilities	567,581	613,659
Other liabilities	5	425
Deferred tax liabilities	20,946	44,557
Total Non-current liabilities	654,182	727,124
Current liabilities
Other provisions	49,588	60,056
Trade payables	141,436	122,913
Other financial liabilities	5,848	5,465
Income tax liabilities	12,956	16,759
Other liabilities	27,301	13,386
Total Current liabilities	237,129	218,579
Total Equity and Liabilities	€ 974,573	€ 998,585